INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 10 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2023
Patent	$246,600	$253,440
Software	41,319	42,465
Less: accumulated amortization	(271,392)	(270,426)
Intangible assets, net	$16,528	$25,479

The amortization expense was $8,384, $22,637 and $53,547 for the years ended December 31, 2024, 2023, and 2022, respectively. Estimated future amortization expense is as follows:

Amortization
Years ending December 31,	expense
2025	8,264
2026	8,264
Total	$16,528

No impairment loss was recognized for the years ended December 31, 2024, 2023 and 2022.